EARNBACK SHARES AND WARRANTS (Details)			3 Months Ended
	Sep. 29, 2021 D	Jul. 23, 2021 D $ / shares shares	Dec. 23, 2021 shares
Class of Stock [Line Items]
Earnback period		5 years
Sponsor earnback shares (in shares)		17,250,000
Sponsor earnback warrants (in shares)		14,783,333
Sponsor earnback warrants, number of tranches		3
Sponsor earnback shares, number of tranches		3
Threshold trading days | D	40	40
Threshold consecutive trading days | D	60	60
Sponsor earnback shares vested (in shares)			17,250,000
Sponsor earnback warrants vested (in shares)			14,783,333
Vesting Tranche One
Class of Stock [Line Items]
Sponsor earnback warrants (in shares)		4,927,778
Sponsor earnback warrants, target stock price (in dollars per share) | $ / shares		$ 20.00
Vesting Tranche Two
Class of Stock [Line Items]
Sponsor earnback shares (in shares)		5,750,000
Sponsor earnback warrants (in shares)		4,927,778
Sponsor earnback warrants, target stock price (in dollars per share) | $ / shares		$ 25.00
Vesting Tranche Three
Class of Stock [Line Items]
Sponsor earnback warrants (in shares)		4,927,777
Sponsor earnback warrants, target stock price (in dollars per share) | $ / shares		$ 30.00